FORM 13F

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                              FORM 13F COVER PAGE

Report for the Quarter Ended:         September 30, 2009

Check here if Amendment [   ]; Amendment Number:_____
      This Amendment (Check only one.):         [   ] is a restatement.
                                                [   ] adds new holding
                                                      entries.

Institutional Investment Manager Filing this Report:

Name:       Marietta Investment Partners, LLC
Address:    100 East Wisconsin Avenue, Suite 2650
            Milwaukee, WI 53202

Form 13F File Number:    28-05741
                        ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:             Christine M. Smyth
Title:            Development Director and Chief Compliance Officer
Phone:            (414) 289-9080
Signature, Place, and Date of Signing:



/s/ Christine M. Smyth      Milwaukee, Wisconsin     11/13/09
------------------------   ----------------------   -----------
      (Signature)              (City, State)          (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          95

Form 13F Information Table Value Total:   $ 131,206
                                         (thousands)

List of Other Included Managers:               None

                                          Marietta Investment Partners, LLC
                                             Form 13F Information Table
                                                 September 30, 2009

                                                                                                   Voting Authority
                                                                                                ----------------------
                                                        Value    Shares/ Sh/ Put/ Invstmt Other
Name of Issuer               Title of class   CUSIP     (x$1000) Prn Amt Prn Call Dscretn Mgrs  Sole     Shared None
---------------------------  ---------------- --------- -------- ------- --- ---- ------- ----- -------  ------ -----
3M CO.                       COM              88579Y101    1,039  14,083 SH       Sole            14,083
ABB LTD.                     SPONSORED ADR    000375204    3,939 196,580 SH       Sole           154,840        41,740
ABBOTT LABS                  COM              002824100    1,554  31,413 SH       Sole            31,143           270
AMAZON COM INC.              COM              023135106      611   6,540 SH       Sole             6,540
AMERICA MOVIL SAB CV         SPON ADR L SHS   02364W105    2,145  48,937 SH       Sole            36,117        12,820
AMPHENOL CORP NEW            CL A             032095101    1,914  50,802 SH       Sole            34,742        16,060
APPLE COMPUTER INC.          COM              037833100    5,552  29,955 SH       Sole            24,515         5,440
AT&T INC.                    COM              00206R102      218   8,061 SH       Sole             8,061
BAIDU COM INC.               SPON ADR REP A   056752108      247     632 SH       Sole               602            30
BAXTER INTL INC.             COM              071813109    1,826  32,028 SH       Sole            25,363         6,665
BERKSHIRE HATHAWAY INC.      CL B             084670207    1,858     559 SH       Sole               559
BHP BILLITON LTD.            SPONSORED ADR    088606108    4,379  66,343 SH       Sole            52,143        14,200
BMC SOFTWARE INC.            COM              055921100    2,151  57,314 SH       Sole            42,104        15,210
BP PLC                       SPONSORED ADR    055622104    1,148  21,574 SH       Sole            21,574
BRIGGS & STRATTON CORP.      COM              109043109      253  13,025 SH       Sole            13,025
BRISTOL MYERS SQUIBB         COM              110122108      309  13,727 SH       Sole            13,727
BURLINGTON NRTHN SANTA       COM              12189T104    1,025  12,842 SH       Sole            12,617           225
CAMERON INTL CORP.           COM              13342B105    3,059  80,886 SH       Sole            59,296        21,590
CAMPBELL SOUP CO.            COM              134429109      359  11,000 SH       Sole            11,000
CERNER CORP.                 COM              156782104      288   3,850 SH       Sole             3,850
CHEVRON CORP NEW             COM              166764100    1,450  20,590 SH       Sole            20,540            50
CHINA LIFE INS CO LTD.       SPON ADR REP H   16939P106    3,425  52,121 SH       Sole            41,001        11,120
CISCO SYS INC.               COM              17275R102      342  14,522 SH       Sole            13,822           700
CNOOC LTD.                   SPONSORED ADR    126132109    3,616  26,697 SH       Sole            19,867         6,830
CO BRASILEIRA DE DISTR.      SPN ADR PFD CL A 20440T201      511   9,080 SH       Sole             8,900           180
COACH INC.                   COM              189754104    1,033  31,370 SH       Sole            31,270           100
COCA COLA CO.                COM              191216100      283   5,274 SH       Sole             5,229            45
COGNIZANT TECH SOLUTNS       CL A             192446102    1,062  27,458 SH       Sole            25,948         1,510
COMPANHIA DE BEBIDAS         SPON ADR PFD     20441W203    3,075  37,377 SH       Sole            26,567        10,810
CONOCOPHILLIPS               COM              20825C104      312   6,909 SH       Sole             6,909
CREDIT SUISSE GROUP          SPONSORED ADR    225401108    3,148  56,569 SH       Sole            41,759        14,810
CTRIP COM INTL LTD.          ADR              22943F100    2,059  35,024 SH       Sole            29,519         5,505
DOMINION RES VA NEW          COM              25746U109      651  18,884 SH       Sole            18,884
DU PONT E I DE NEMOURS       COM              263534109      569  17,700 SH       Sole            17,700
EMERSON ELEC CO.             COM              291011104      431  10,755 SH       Sole            10,335           420
EXXON MOBIL CORP.            COM              30231G102    4,542  66,205 SH       Sole            66,205
FASTENAL CO.                 COM              311900104      628  16,224 SH       Sole            16,224
FISERV INC.                  COM              337738108    1,694  35,150 SH       Sole            35,150
FLUOR CORP NEW               COM              343412102    2,742  53,929 SH       Sole            42,809        11,120
FPL GROUP INC.               COM              302571104      283   5,125 SH       Sole             4,970           155
FRANKLIN RES INC.            COM              354613101    2,644  26,282 SH       Sole            19,107         7,175
GILEAD SCIENCES INC.         COM              375558103    3,213  69,100 SH       Sole            52,870        16,230
GOOGLE INC.                  CL A             38259P508    2,852   5,752 SH       Sole             4,161         1,591
HESS CORP.                   COM              42809H107      451   8,440 SH       Sole             8,440
HEWLETT PACKARD CO.          COM              428236103    2,516  53,299 SH       Sole            45,774         7,525
INTEL CORP.                  COM              458140100      211  10,800 SH       Sole            10,800
INTERNATIONAL BUSINESS MACHS COM              459200101      922   7,707 SH       Sole             7,577           130
ISHARES TR                   RUSSELL MCP GR   464287481      228   5,350 SH       Sole             4,660           690
ISHARES TR                   RUSSELL1000GRW   464287614      347   7,490 SH       Sole             7,490
ISHARES TR                   S&P SMLCAP 600   464287804      464   8,856 SH       Sole             8,296           560
ITAU UNIBANCO BANCO MU       SPON ADR REP PFD 465562106    1,102  54,709 SH       Sole            53,190         1,519
JOHNSON & JOHNSON            COM              478160104      824  13,538 SH       Sole            13,538
JOHNSON CTLS INC.            COM              478366107      367  14,350 SH       Sole            14,350
JPMORGAN CHASE & COMPANY     COM              46625H100    3,262  74,447 SH       Sole            51,562        22,885
KIMBERLY CLARK CORP.         COM              494368103    1,499  25,409 SH       Sole            25,409
KOHLS CORP.                  COM              500255104    3,397  59,551 SH       Sole            48,006        11,545
MANPOWER INC.                COM              56418H100      590  10,398 SH       Sole            10,398
MEDCO HEALTH SOLUTIONS       COM              58405U102    1,476  26,677 SH       Sole            26,677
METAVANTE TECHNLG INC.       COM              591407101      413  11,967 SH       Sole            11,967
MONSANTO CO NEW              COM              61166W101    2,338  30,208 SH       Sole            22,848         7,360
NATIONAL OILWELL VARCO       COM              637071101    1,723  39,943 SH       Sole            34,033         5,910
NATIONAL PRESTO INDS.        COM              637215104      470   5,437 SH       Sole             5,437
NETFLIX INC.                 COM              64110L106      264   5,710 SH       Sole             5,345           365
NEWMONT MINING CORP.         COM              651639106      230   5,234 SH       Sole             5,234
NIKE INC.                    CL B             654106103    2,454  37,930 SH       Sole            26,410        11,520
NORTHERN TR CORP.            COM              665859104      519   8,920 SH       Sole             3,550         5,370
NOVO-NORDISK A S             ADR              670100205    4,823  76,611 SH       Sole            62,821        13,790
OCEANEERING INTL INC.        COM              675232102    1,049  18,485 SH       Sole            12,595         5,890
PEPSICO INC.                 COM              713448108    1,922  32,771 SH       Sole            32,641           130
PETROLEO BRASILEIRO SA       SPONSORED ADR    71654V408    3,330  72,540 SH       Sole            54,445        18,095
PHILIP MORRIS INTL INC.      COM              718172109      742  15,225 SH       Sole            15,225
POLO RALPH LAUREN CORP.      CL A             731572103      229   2,995 SH       Sole             2,995
PPG INDS INC.                COM              693506107      295   5,064 SH       Sole             5,064
PRAXAIR INC.                 COM              74005P104      303   3,715 SH       Sole             3,485           230
PROCTER & GAMBLE CO.         COM              742718109    1,886  32,556 SH       Sole            32,064           492
ROYAL DUTCH SHELL PLC        SPONS ADR A      780259206    1,436  25,112 SH       Sole            25,112
SARA LEE CORP.               COM              803111103      356  31,997 SH       Sole            31,997
SMITH A O                    COM              831865209      587  15,401 SH       Sole            15,401
SNAP ON INC.                 COM              833034101      391  11,248 SH       Sole            11,248
SPDR TR                      UNIT SER 1       78462F103      329   3,118 SH       Sole             3,118
SYNGENTA AG                  SPONSORED ADR    87160A100    2,258  49,135 SH       Sole            36,355        12,780
TAIWAN SEMICONDUCTOR         SPONSORED ADR    874039100      249  22,743 SH       Sole            22,743
TENARIS S A                  SPONSORED ADR    88031M109      346   9,704 SH       Sole             8,534         1,170
TEVA PHARMACEUTCL INDS.      ADR              881624209      263   5,195 SH       Sole             5,195
TEXAS INSTRUMENTS INC.       COM              882508104      210   8,853 SH       Sole             8,853
TOYOTA MOTOR CORP.           SP ADR REP2COM   892331307    1,106  14,081 SH       Sole            11,631         2,450
TRANSOCEAN LTD.              REG SHS          H8817H100    2,636  30,819 SH       Sole            22,788         8,031
US BANCORP DEL               COM NEW          902973304      299  13,671 SH       Sole            13,671
VALE S A                     ADR              91912E105    3,136 135,601 SH       Sole           102,231        33,370
VEOLIA ENVIRONNEMENT         SPONSORED ADR    92334N103      616  16,000 SH       Sole            16,000
VISA INC.                    COM CL A         92826C839      228   3,300 SH       Sole             3,300
WALGREEN CO.                 COM              931422109      210   5,600 SH       Sole             5,600
WEATHERFORD INTL LTD.        REG              H27013103      958  46,199 SH       Sole            46,199
WESTERN DIGITAL CORP.        COM              958102105      245   6,700 SH       Sole             6,540           160
YAHOO INC.                   COM              984332106      262  14,700 SH       Sole            14,400           300
REPORT SUMMARY               95                          131,206